10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Details - Convertible notes payable) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Convertible notes payable, net - current portion	$ 1,104,235	$ 1,486,948
Convertible notes payable, net - long term portion	100,000	0
Convertible Notes Payable [Member]
Convertible notes payable, current portion	1,550,616	1,662,616
Unamortized discount	446,381	175,668
Convertible notes payable, net - current portion	1,104,235	1,486,948
Convertible notes payable, net - long term portion	100,000
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion	50,616	62,616
Unamortized discount	15,480	0
Convertible notes payable, net - current portion	35,136	62,616
Pegasus Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion		100,000
Unamortized discount		0
Convertible notes payable, net - current portion		100,000
Convertible notes payable, net - long term portion	100,000
Lender Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion	1,500,000	1,500,000
Unamortized discount	430,901	175,668
Convertible notes payable, net - current portion	$ 1,069,099	$ 1,324,332